Note R - Income Taxes - Components of Deferred Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued compensation	$ 113,000	$ 110,000	$ 66,000
Allowance for doubtful accounts	169,000	70,000	3,000
Research and development expenses	633,000	0
Capital loss carry forward	114,000	0
Stock-based compensation	456,000	486,000	562,000
Equipment and leasehold improvements	(19,000)
Equipment and leasehold improvements		1,000	5,000
Intangible assets	341,000	61,000	53,000
Intangible assets - Foreign	(170,000)	0
Inventory reserve	89,000	0
Interest expense	44,000	0
Operating lease liabilities	44,000	59,000	111,000
Reserve on debt security	0	13,000
Operating lease right-of-use assets	(44,000)	(57,000)	(109,000)
Net operating loss and credit carryforwards	15,248,000	15,148,000	15,025,000
Valuation allowances	(17,188,000)	(15,891,000)	(15,716,000)
Net deferred tax liability	$ (170,000)
Net deferred tax liability		$ 0	$ 0